Cost of goods sold and services provided (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Cost of Goods Sold and Services Provided [Abstract]
Inventories at the beginning of the year	[1]	$ 16,421	$ 20,904
IFRS 15 adjustment		(5,825)
Purchases and expenses	[2]	39,271	109,946
Capitalized finance costs		12	17
Currency translation adjustment		(987)	7,846
Transfers		104	(490)
Assets incorporated by business combinations			593
Deconsolidation			(9,764)
Inventories at the end of the year	[1]	6,996	16,421
Total costs		$ 42,000	$ 112,631

[1]	Inventories includes trading properties and inventories.
[2]	Includes the cost of goods sold from Shufersal which was reclassified as discontinued operations for an amount of Ps. 77,985, as of June 30, 2018.